Convertible Note (Details) - Schedule of liability and equity component - USD ($)		12 Months Ended
	Apr. 01, 2022	Mar. 31, 2023
Liability component
Principal outstanding		$ 335,654
Unamortized issuance cost		(340,147)
Equity component [Member]
Equity component
Amount allocated to conversion option		418,410
Issuance cost		(66,873)
Equity component, net		351,537
Liability component [Member]
Liability component
Principal outstanding	2,804,848	2,804,848
Unamortized issuance cost	(428,282)	(769,901)
Net carrying value	$ 2,376,566	2,034,947
Adjustments [Member] | Equity component [Member]
Equity component
Amount allocated to conversion option		(418,410)
Issuance cost		66,873
Equity component, net		(351,537)
Adjustments [Member] | Liability component [Member]
Liability component
Principal outstanding
Unamortized issuance cost		341,619
Net carrying value		$ 341,619